Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Inventories [Abstract]
Disclosure of Inventories

	As of December 31,
	2023	2022
Raw materials	$33,136	$76,740
Semi-finished goods	3,559	4,443
Merchandise	16,414	33,518
	$53,109	$114,701